Loss Per Share (Details) - Schedule of Diluted Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Diluted Loss Per Share [Abstract]
Diluted loss per share	$ (0.25)	$ (0.26)